Borrowings (Tables)	12 Months Ended
Mar. 28, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Term Loan
The amount outstanding with respect to the term loan is as follows:

	March 28, 2021	March 29, 2020
	$	$
Term loan	377.3	159.3
Unamortized portion of deferred transaction costs	(5.8)	(1.2)
Original issue discount	(3.7)	—
	367.8	158.1

Schedule of Net Interest and Other Finance Costs
Net interest, finance and other costs consist of the following:

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
	$	$	$
Interest expense
Short-term borrowings	0.2	0.2	—
Revolving facility	3.1	3.7	2.4
Term loan	14.4	8.7	11.7
Lease liabilities	9.5	8.4	—
Standby fees	1.4	0.8	0.6
Acceleration of unamortized costs on debt extinguishment	1.1	7.0	—
Interest income	(0.7)	(0.4)	(0.5)
Other costs	1.9	—	—
Net interest, finance and other costs	30.9	28.4	14.2